Material accounting policies (Policies)	12 Months Ended
Dec. 31, 2025
Material accounting policies
Basis of consolidation

4.1Basis of consolidation

4.1.1Subsidiaries and structured entities

Subsidiaries and certain structured entities are entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variability in returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.

Revenue

4.2Revenue

Revenue comprises the sale of bullion.

Revenue is measured based on the consideration specified in a contract with the customer. Revenue is recognised when bullion is transferred to the customer and the sales price is fixed. It is at this point that the customer obtains control of the bullion and recovery of the consideration is probable.

In accordance with the requirements of the Government of Zimbabwe, all gold must be delivered to Fidelity Gold Refinery (Private) Limited (“Fidelity”), a subsidiary of the Reserve Bank of Zimbabwe, for initial in-country refining.

4.2.1Blanket

In accordance with the requirements of the Government of Zimbabwe, 25% of the gold had to be sold to Fidelity and 75% may have been exported under the gold dealing licence held by Fidelity and proceeds were received 75% in USD and 25% in RTGS$ before April 5, 2024 and from April 5, 2024 in ZiG.

On February 6, 2025, the RBZ issued a Monetary Policy Statement which, inter alia, included a provision that with immediate effect exporters such as Blanket are required to “surrender” 30% of their export proceeds in return for ZiG. This means the arrangement outlined above has changed such that Blanket exports 70% of its gold production and sells the remaining 30% to Fidelity for ZiG.

A portion of refined metals produced by Blanket is exported by Caledonia to Al Etihad Gold FZCO (“AEG” an accredited Dubai Good Delivery refinery) and Stonex Financial Limited, which make payment to Caledonia’s bank account in Zimbabwe in USD.

4.2.2Bilboes

Revenue from the sale of precious metals at Bilboes is recognised when the unrefined metal is accepted at the refinery (“Local lodgement date”) by Fidelity. Control is transferred and the receipt of proceeds is substantially assured at point of delivery to the refiner. Bilboes revenue during the year was recognised from sales to Fidelity as a “small-scale producer” measured at the previous day’s 6p.m. London Bullion Market Association price less a 5% discount. The revenue was received 100% in USD and settlement occurs immediately after the bullion is delivered.

Impairment

4.3Impairment

4.3.1Expected credit losses on financial assets

The Group applies the IFRS 9 simplified model and recognises lifetime expected credit losses for all trade receivables as these items do not have a significant financing component. In measuring the expected credit losses, the trade receivables have been assessed individually as they possess different credit risk characteristics. Trade receivables have been assessed based on the days past due. The expected loss rates are based on the payment profile for gold sales over the past 48 months prior to December 31, of each year reported. The historical rates are adjusted to reflect current and forward looking macroeconomic factors i.e. (interest rate, country risk, and risk free rate) affecting the customer’s ability to settle the amount outstanding. The Group considers a trade receivable to be in default when the amount is 90 days past due from export or local lodgement date. Failure to make payments within 90 days from the lodgement date and failure to engage with the Group on alternative payment arrangements, amongst others, are considered indicators of no reasonable expectation of recovery. Trade and other receivables are written off (i.e. derecognised) when there is no reasonable expectation of recovery.

4.3.2Non-financial assets

The carrying amounts of the Group’s non-financial assets, other than inventories and deferred tax assets are reviewed at each reporting date to determine whether there is any indication of impairment. The recoverable amount of an asset or cash-generating unit is the greater of its value in use and its fair value less costs of disposal. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generate cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the “cash-generating unit” or “CGU”). The Group’s corporate assets do not generate separate cash inflows. If there is an indication that a CGU to which a corporate asset is allocated may be impaired, then the recoverable amount is determined for the CGU to which the corporate asset belongs.

An impairment loss is recognised if the carrying amount of a CGU exceeds its estimated recoverable amount. Impairment losses recognised in respect of CGUs are allocated to reduce the carrying amount of assets in the unit (group of units) on a pro rata basis. Impairment losses recognised in prior years are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been an indication of reversal and a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortisation, if no impairment loss had been recognised. Refer to note 18 for impaired property, plant and equipment.

4.3.3Impairment of Explorations and evaluation (“E&E”) assets

The test for impairment of E&E assets can combine several CGUs as long as the combination is not larger than a segment. The definition of a CGU does, however, change once development activities have begun. There are specific impairment triggers for E&E assets. Despite certain relief in respect of impairment triggers and the level of aggregation, the impairment standard is applied in measuring the impairment of E&E assets. Reversals of impairment losses are required in the event that the circumstances that resulted in impairment have changed.

E&E assets are assessed for impairment only when facts and circumstances suggest that the carrying amount of an E&E asset may exceed its recoverable amount. Indicators of impairment include the following:

●	The entity’s right to explore in the specific area has expired or will expire in the near future and is not expected to be renewed.
●	Substantive expenditure on further E&E activities in the specific area is neither budgeted nor planned in future.
●	The entity has not discovered resources with economic potential and as a result has decided to discontinue such activities in the specific area.

Even if development is likely to proceed, the entity has sufficient data indicating that the carrying amount of the asset is unlikely to be recovered in full from successful development or by sale.

Share-based payment transactions

4.4Share-based payment transactions

4.4.1Equity-settled share-based payments

The grant date fair value of equity-settled share-based payment awards granted to employees and management is recognised as an expense, with a corresponding increase in equity, over the vesting period of the award. The amount recognised as an expense is adjusted to reflect the number of awards for which the related service and non-market vesting conditions are expected to be met, such that the amount ultimately recognised as an expense is based on the number of awards that meet the related service and non-market vesting conditions at the vesting date.

Where equity instruments are granted to non-employees, they are recorded at the fair value of the goods or services received in profit or loss.

Additional information about significant judgements, estimates and the assumptions used to estimate the fair value of equity-settled share-based payment transactions are disclosed in note 12.2.

4.4.2Cash-settled share-based payments to employees and management

The grant date fair value of cash-settled awards granted to employees and directors is recognised as an expense, with a corresponding increase in the liability, over the vesting period of the awards. At each reporting date the fair value of the awards is re-measured with a corresponding adjustment to profit or loss. Additional information about significant judgements, estimates and the assumptions used to estimate the fair value of cash-settled share-based payment transactions are disclosed in note 12.1.

Foreign currency

4.5Foreign currency

4.5.1Foreign operations

As stated in note 2.3 the presentation currency of the Group is the US Dollars. The functional currency of the Company and all its subsidiaries is the US Dollars except for the South African subsidiary that uses the South African Rand (“ZAR”). Subsidiary financial statements have been translated to the presentation currency as follows:

●	assets and liabilities are translated using the exchange rate at year end;
●	income, expenses and cash flow items are translated using the rate that approximates the exchange rates at the dates of the transactions; and
●	all resulting exchange difference shall be recognised in other comprehensive income.

When the settlement of a monetary item receivable from or payable to a foreign operation is neither planned nor likely in the foreseeable future, foreign exchange gains and losses arising from the item are considered to form part of the net investment in a foreign operation and are recognised in Other Comprehensive Income (“OCI”).

If settlement is planned or likely in the foreseeable future, foreign exchange gains and losses are included in profit or loss. When settlement occurs, the settlement will not be regarded as a partial disposal and accordingly the foreign exchange gain or loss previously recognised in OCI is not reclassified to profit or loss/reallocated to NCI.

When the Group disposes of its entire interest in a foreign operation or loses control over a foreign operation, the foreign currency gains or losses accumulated in OCI related to the foreign operation are reclassified to profit or loss. If the Group disposes of part of an interest in a foreign operation which remains a subsidiary, a proportionate amount of foreign currency gains or losses accumulated in OCI related to the subsidiary are reattributed between controlling and non-controlling interests.

All resulting translation differences are reported in OCI and accumulated in the foreign currency translation reserve.

4.5.2Foreign currency translation

In preparing the financial statements of the Group entities, transactions in currencies other than the functional currency (foreign currencies) of these Group entities are recorded at the rates of exchange prevailing at the dates of the transactions. At each reporting date, monetary assets and liabilities are translated using the spot foreign exchange rate. Non-monetary assets and liabilities are translated using the historical rate on the date of the transaction. All gains and losses on translation of these foreign currency transactions are included in profit or loss for the year.

In applying IAS 21, management determined that the US Dollars remained the primary currency in which the Group’s Zimbabwean entities operate, as:

●	the majority of revenue is received in US Dollars;
●	the gold price receivable was calculated in US Dollars;
●	the majority of costs are calculated by reference to the US Dollars if denominated in RTGS$ (before April 5, 2024)/ ZiG or is paid in US Dollars; and
●	Income tax liabilities calculated in RTGS$ (before April 5,2024)/ ZiG are settled predominantly in US Dollars.

The application of IAS 21, the advent of Statutory Instrument 142 (issued by the Government of Zimbabwe) and the devaluation of the RTGS$ (before April 5,2024)/ ZiG against the US Dollars had an impact on the US Dollars value of RTGS$ (before April 5,2024)/ ZiG denominated monetary assets and liabilities such as income and deferred tax liabilities, loans and borrowings, trade and other payables and to a lesser extent monetary asset such as cash held in RTGS$ (before April 5,2024)/ ZiG.

Refer to note 9 for more information.

Finance income and finance cost

4.6Finance income and finance cost

Finance income comprises interest income on funds invested. Finance income is recognised as it accrues in profit or loss, using the effective interest method. Finance cost comprise interest expense on the rehabilitation provisions, interest on bank overdraft balances, effective interest on leases, loans and borrowings, loan notes and also includes commitment costs on overdraft facilities. Finance cost is recognised in profit or loss using the effective interest rate method.

Taxes

4.7Taxes

4.7.1Income tax

Tax expense comprises current and deferred tax. These expenses are recognised in profit or loss except to the extent that it relates to a business combination, or items recognised directly in equity or in other comprehensive income.

4.7.2Current tax

Current tax is the tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date. Current tax includes withholding tax on management fees and dividends paid between companies within the Group.

4.7.3Deferred tax

Deferred tax is recognised in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognised for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in subsidiaries to the extent that it is probable that they will not reverse in the foreseeable future.

The tax and exchange rates are based on the laws that have been enacted, substantively enacted or the interbank exchange rates that prevail at the reporting date.

A deferred tax asset is recognised for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilised. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realised. Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Group intends to settle its current tax assets and liabilities on a net basis.

Earnings per share

4.8Earnings per share

The Group presents basic and diluted earnings per share (“EPS”) data for its shares. Basic EPS is calculated by dividing the adjusted profit or loss attributable to shareholders of the Group (see note 27) by the weighted average number of shares outstanding during the period, adjusted for own shares held. Diluted EPS is determined by adjusting the profit or loss attributable to shareholders and the weighted average number of shares outstanding, adjusted for own shares held, for the effects of all dilutive potential shares, which comprise share options granted.

Property, plant and equipment

4.9Property, plant and equipment

4.9.1Recognition and measurement

Items of property, plant and equipment are measured at cost less accumulated depreciation and accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition of the asset. The cost of self-constructed assets includes the cost of materials and direct labour, any other costs directly attributable to bringing the assets to a working condition for their intended use, borrowing costs on qualifying assets, the costs of dismantling and removing the items and restoring the site on which they are located. Gains and losses on disposal of an item of property, plant and equipment are determined by comparing the proceeds from disposal with the carrying amount of property, plant and equipment, and are recognised in profit or loss. Refer to note 4.3.2 for the impairment of non-financial assets.

4.9.2Subsequent costs

The cost of replacing a part of an item of property, plant and equipment is recognised in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to the Group, and its cost can be measured reliably. The carrying amount of the replaced part is derecognised. The costs of the day-to-day servicing of property, plant and equipment are recognised in profit or loss as incurred.

4.9.3Depreciation

Depreciation is calculated to write off the depreciable amount, which is the cost of an asset, or other amount substituted for cost, less its residual value. When the asset is ready for use in the manner intended by management, depreciation of mine development, infrastructure and other assets is calculated on the unit-of-production method using the measured, indicated and estimated economical inferred mineral resources in Blanket’s life-of-mine plan (“LoMP”). Resources that are not included in the LoMP are not included in the calculation of depreciation.

For other categories, depreciation is recognised in profit or loss on a straight-line basis over the estimated useful lives of each part of an item of property, plant and equipment, since this most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset.

Mineral resources and reserves categorised and reported in compliance with the definitions embodied in the CIM Definition Standards as incorporated into the NI 43-101 are reported inclusive of mineral reserves. Mineral resources and reserves categorised and reported in compliance with Subpart 1300 are reported exclusive of mineral reserves.

Inferred mineral resources are considered in the LoMP to the extent these mineral resources are above the cut-off, economically viable and of sufficient confidence, are expected to be upgraded and form part of eventual extraction and as a result are included in the calculation of depreciation. Refer to note 18 for the evaluation of the cut-off.

Mineral resources are sub-divided, in order of increasing geological confidence, into inferred, indicated and measured categories. An inferred mineral resource has a lower level of confidence than that applied to an indicated mineral resource. An indicated mineral resource has a higher level of confidence than an inferred mineral resource but has a lower level of confidence than a measured mineral resource.

Mineral resources in the measured and indicated mineral resource classifications have been converted into proven and probable mineral reserves respectively, by applying the applicable modifying factors and reasonable prospects of economic extraction.

Land is not depreciated.

The calculation of the production rate units could be affected to the extent that actual production in the future is different from the current forecast production. This would generally result from the extent to which there are significant changes in any of the factors or assumptions used in estimating mineral reserves and resources.

These factors include:

●	changes in mineral reserves and resources;
●	differences between actual commodity prices and commodity price assumptions;
●	unforeseen operational issues at mine sites; and
●	changes in capital, operating, mining, processing and reclamation costs, discount rates and foreign exchange rates.

The estimated useful lives for 2025 and 2024 are as follows:

●	buildings 10 to 15 years;
●	plant and equipment 5 to 10 years;
●	fixtures and fittings 3 to 10 years;
●	computer hardware and software 3 to 10 years
●	motor vehicles 4 years;
●	right of use assets 2 to 6 years (determined by lease term); and
●	mine development, infrastructure and other assets in production.

Depreciation methods, useful lives and residual values are reviewed each financial year and adjusted if appropriate. When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items (major components) of property, plant and equipment. Assets under construction’s useful life and residual values will be assessed once the asset is available for use.

Exploration and evaluation assets

4.10Exploration and evaluation assets

Qualifying exploration costs are capitalised as incurred. Costs incurred before the legal rights to explore are obtained are recognised in profit or loss. The costs related to speculative drilling on unestablished orebodies at the Blanket Mine, general administrative or overhead costs are expensed as incurred. Exploration and evaluation costs capitalised are disclosed under Exploration and evaluation assets. Qualifying direct expenditures include such costs as mineral rights, options to acquire mineral rights, materials used, surveying costs, drilling costs, payments made to contractors, direct administrative costs and depreciation on property, plant and equipment during the exploration phase.

Costs not directly attributable to exploration and evaluation activities, including general administrative overhead costs, are expensed in the year they occur.

Once the technical feasibility and commercial viability of extracting the mineral resource have been determined, the property is considered to be a mine under development and moved to the mine development, infrastructure and other asset category within property, plant and equipment. Capitalised direct costs related to the acquisition, exploration and development of mineral properties remain capitalised, at their initial cost, until the properties to which they relate are ready for their intended use, sold, abandoned or management has determined there to be impairment. Exploration and evaluation assets are tested for impairment before the assets are transferred to mine development, infrastructure and other assets or when an indicator of impairment is identified.

Management assesses technical feasibility and commercial viability by considering a combination of technical, economic, regulatory, financial, and governance factors, consistent with IFRS 6. Technical feasibility is considered to be demonstrated when sufficient geological confidence has been achieved through drilling and resource modelling, supported by completed technical and engineering studies, metallurgical test work, and mine planning that confirm the mineral resource can be extracted and processed using proven technologies. Commercial viability is considered to be demonstrated only when, in addition to favourable economic indicators from feasibility studies, the Group has secured or has a high degree of certainty over sufficient level of project funding, obtained or is reasonably assured of obtaining key permits and regulatory approvals, formally approved a development plan and final investment decision, and demonstrated organisational readiness to commence development, including execution contracts, procurement commitments, and the initiation of development activities. The assessment requires significant judgement and is based on the combined weight of evidence rather than any single indicator.

Exploration and evaluation assets are not depreciated.

Inventories

4.11Inventories

Consumable stores are measured at the lower of cost and net realisable value. The cost of consumable stores is based on the weighted average cost principle. It includes expenditure incurred in acquiring the inventories, production or conversion costs and other costs incurred in bringing them to their existing location and condition. Gold in process is measured at the lower of cost and net realisable value. The cost of gold in process includes an appropriate share of production overheads based on normal operating capacity and is valued on the weighted average cost principle. Net realisable value is the estimated selling price of gold in the ordinary course of business, less the estimated costs of completion and selling expenses.

Cash and cash equivalents

4.12Cash and cash equivalents

Cash and cash equivalents comprise cash balances and call deposits with original maturities of three months or less. Bank overdrafts are repayable on demand and form an integral part of the Group’s cash management process. The bank overdraft is included as a component of cash and cash equivalents for the purpose of the statement of cash flows.

Assets and liabilities associated with assets held for sale

4.13Assets and liabilities associated with assets held for sale

Non-current assets, or disposal groups comprising assets and liabilities, are classified as held for sale if it is highly probable that they will be recovered primarily through sale rather than through continuing use.

Such assets, or disposal groups, are generally measured at the lower of their carrying amount or fair value less costs to sell. Impairment losses on initial classification as held for sale or held for distribution and subsequent gains and losses on remeasurement are recognised in profit or loss.

Once classified as held for sale property, plant and equipment are no longer depreciated.

Financial instruments

4.14Financial instruments

4.14.1Financial assets

The Group had the following financial assets:

Financial assets at amortised cost

Financial assets at amortised cost comprise trade receivables. Such assets are recognised initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, they are measured at amortised cost using the effective interest method, less any impairment losses. A trade receivable without a significant financing component is initially measured at the transaction price. Refer to note 4.3.1 for the impairment of receivables.

Fair value through profit or loss

This category comprises the Put options. These instruments are carried at fair value with changes in fair value recognised in profit or loss as fair value losses on derivative financial instruments. Transaction costs are recognised in profit or loss immediately when incurred. The Group does not have any assets held for trading nor does it voluntarily classify any financial assets as being at fair value through profit or loss. Estimations made and further information is referred to in note 11.

4.14.2Financial liabilities

The Group classifies its financial liabilities into one of two categories, depending on the purpose for which the liability was acquired.

Fair value through profit or loss

Derivatives are recognised initially at fair value; attributable transaction costs are recognised in profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value. This category comprises the Put options. Estimations made and further information is in note 11. All changes in the fair value of derivative instruments are accounted for in profit or loss and all proceeds and acquisitions are classified under investing activities in the consolidated cash flow statement.

Financial liabilities at amortised cost

Non-derivative financial liabilities are recognised initially on the date at which the Group becomes a party to the contractual provisions of the instrument. The Group derecognises a financial liability when its contractual obligations are discharged, cancelled or expire.

Non-derivative financial liabilities consist of bank overdrafts, loans and borrowings and trade and other payables.

Such financial liabilities are recognised initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition these financial liabilities are measured at amortised cost using the effective interest method.

Share capital

4.15Share capital

Share capital is classified as equity. Incremental costs directly attributable to the issue, consolidation and repurchase of fractional items of shares and share options are recognised as a deduction from equity, net of any tax effects.

Provisions

4.16Provisions

A provision is a liability of uncertain timing and amount. A liability is recognised if, as a result of a past event, the Group has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability if the time value of money is considered significant. The unwinding of the discount is recognised as a finance cost.

Site restoration

4.17Site restoration

The Group recognises liabilities for statutory, contractual, constructive or legal obligations associated with the retirement of property, plant and equipment and exploration and evaluation assets, when those obligations result from the acquisition, construction, development or normal operation of these assets. Production phase restoration costs are recognised at the net present value of future rehabilitation cost estimates arising from the decommissioning of plant and other site preparation work is capitalised to mineral properties along with a corresponding increase in the rehabilitation provision in the period incurred. Future rehabilitation costs are discounted using a pre-tax risk-free rate that reflects the time-value of money. For assets in the exploration and the evaluation phase the restoration costs are recognised at the undiscounted current cost.

The Group’s estimates of rehabilitation costs, which are reviewed annually, could change as a result of changes in regulatory requirements, discount rates, new acquisitions, major events, effects of inflation and assumptions regarding the amount and timing of the future expenditures. Every three years the restoration liability is reviewed and calculated by an independent expert unless a material event occurs that requires an earlier review. These changes are recorded directly to mineral properties with a corresponding entry to the rehabilitation provision. The periodic unwinding of the discount shall be recognised in the profit or loss as a finance costs.

Employee benefits

4.18Employee benefits

4.18.1Short-term employee benefits

Short-term employee benefits are expensed when the related services are provided. A liability is recognised for the amount expected to be paid, in respect of salaries, annual leave, bonuses and severance packages, if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

4.18.2Defined contribution plans

A defined contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity and will have no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution pension plans are recognised as an employee benefit expense in profit or loss in the periods during which services are rendered by employees. Prepaid contributions are recognised as an asset to the extent that a cash refund or a reduction in future payments is available. Contributions to a defined contribution plan that are due more than 12 months after the end of the period in which the employees render the service are discounted to their present value.

Standards issued but not yet effective

4.19Standards issued but not yet effective

The following standards, amendments to standards and interpretations to existing standards may possibly have an impact on the Group:

Standard/ Interpretation	Effective date and expected adoption date[1]
Amendments to the Classification and Measurement of Financial Instruments – Amendments to IFRS 9 and IFRS 7

On May 30, 2024, the IASB issued targeted amendments to IFRS 9 and IFRS 7 to respond to recent questions arising in practice, and to include new requirements not only for financial institutions but also for corporate entities.

These amendments:

•

clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system;

•

clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest criterion;

•

add new disclosures for certain instruments with contractual terms that can change cashflows (such as some financial instruments with features linked to the achievement of environment, social and governance targets); and

•

update the disclosures for equity instruments designated at fair value through other comprehensive income.

The Group has completed its assessment of the impact of the above standards and concluded that the standard amendments would not have a material impact on the consolidated financial statements.

January 1, 2026
Amendments contracts referencing nature dependent electricity– Amendments to IFRS 9 and IFRS 7

The International Accounting Standards Board (IASB) has now amended IFRS 9 to provide guidance on renewable purchase power agreements (PPA).

The amendments include guidance on:

•

the ‘own-use’ exemption for purchasers of electricity under such PPA; and

•

hedge accounting requirements for companies that hedge their purchases or sales of electricity using PPA.

The Group has completed its assessment of the impact of the above standards and concluded that the ‘own-use’ exemption will apply to our power purchase agreement, and it will be accounted for as an executory contract. The PPA is not virtual and does meet the ‘own use’ exemption, and are therefore not considered accounted for as a derivative measured at fair value through profit or loss.

January 1, 2026

Standard/ Interpretation	Effective date and expected adoption date[1]
Annual improvements to IFRS Accounting Standards - Volume 11

On July 18, 2024 the International Accounting Standards Board (IASB) issued the Annual Improvements to IFRS Accounting Standards-Volume 11.

The IASB’s annual improvements are limited to amendments that either clarify the wording of an IFRS standard or correct relatively minor unintended consequences, oversights or conflicts between requirements in the standards.

The amendments contained in the Annual Improvements relate to:

•

IFRS 1 First-time Adoption of International Financial Reporting Standards - Hedge Accounting by a First-time Adopter

•

IFRS 7 Financial Instruments: Disclosures:

(2)
Gain or loss on derecognition
(3)
Disclosure of differences between the fair value and the transaction price
(4)
Disclosures on credit risk

•

IFRS 9 Financial Instruments:

(5)
Derecognition of lease liabilities
(6)
Transaction price

•

IFRS 10 Consolidated Financial Statements - Determination of a ‘de facto agent’

•

IAS 7 Statement of Cash Flows - Cost Method.

The Group is still in the process of assessing the impact of the above standards.

January 1, 2026

Standard/ Interpretation	Effective date and expected adoption date[1]
IFRS 18 - Presentation and Disclosure in Financial Statements

IFRS 18 will replace IAS 1 Presentation of Financial Statements. The new standard introduces the following key new requirements.

(3)
Entities are required to classify all income and expenses into five categories in the statement of profit or loss, namely the operating, investing, financing, discontinued operations and income tax categories. Entities are also required to present a newly-defined operating profit subtotal. Entities’ net profit will not change.
(4)
Management-defined performance measures (“MPMs”) are disclosed in a single note in the financial statements.
(5)
Enhanced guidance is provided on how to group information in the financial statements.

In addition, all entities are required to use the operating profit subtotal as the starting point for the statement of cash flows when presenting operating cash flows under the indirect method.

The Group is still in the process of assessing the impact of the new standard, particularly with respect to the structure of the Group’s statement of profit or loss, the statement of cash flows and the additional disclosure required for MPMs.

January 1, 2027

[1]	Annual periods ending on or after.

New standards, amendments to standards and interpretations adopted	There were no new standards, amendments to standards and interpretations adopted from January 1, 2025 that had a significant effect on the Group’s accounting policies.